CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 157,386	$ 24,697	¥ 334,264
Restricted cash, current portion	1,387	218	4,661
Accounts receivable (net of allowance of RMB6,473 and RMB4,932 (US$774) as of December 31, 2020 and 2021, respectively)	127,899	20,070	77,375
Prepayments and other current assets (net of reserve of RMB12,528 and RMB14,853 (US$2,331) and including amounts due from related parties amounting to RMB1,845 and RMB145,692 (US$22,862) as of December 31, 2020 and 2021, respectively)	257,019	40,332	213,043
Inventories	38,085	5,976	21,610
Net investment in direct financing leases, current portion	2,699	424	25,045
Total current assets	584,475	91,717	675,998
Non-current assets:
Restricted cash, non-current portion	138	22	107,470
Property, plant and equipment, net	3,145,025	493,523	2,559,191
Right-of-use assets, net	619,536	97,219	639,967
Net investment in direct financing leases, non-current portion	4,796	753	13,720
Goodwill	581,877	91,309	213,656
Intangible assets, net	657,837	103,229	522,821
Deposits for non-current assets (net of reserve of RMB8,500 and nil as of December 31, 2020 and 2021)	224,866	35,286	247,837
Long-term investments	390,625	61,297	313,020
Other non-current assets	20,776	3,260	7,138
Prepayment for long term investment	0	0	33,720
Total non-current assets	5,645,476	885,898	4,658,540
Total assets	6,229,951	977,615	5,334,538
Current liabilities:
Accounts payable	102,508	16,086	18,632
Accrued expenses and other liabilities	382,177	59,972	330,090
Income tax payable	0	0	858
Operating lease liabilities, current	20,484	3,214	13,661
Short-term bank and other borrowings (including loan from related party of RMB 3,191 and RMB 12,108 (US$1,900) as of December 31, 2020 and 2021, respectively)	136,510	21,421	24,481
Long-term bank and other borrowings, current portion (including loan from related party of RMB 82,606 and RMB 35,993 (US$5,648) as of December 31, 2020 and 2021, respectively)	162,842	25,553	124,395
Total current liabilities	804,521	126,246	512,117
Non-current liabilities:
Long-term bank and other borrowings, non-current portion (including loan from related party of RMB 102,757 and RMB 83,778 (US$13,147) as of December 31, 2020 and 2021, respectively)	2,178,596	341,870	1,968,048
Deferred tax liabilities	184,424	28,940	153,339
Derivative liability	5,863	920	0
Operating lease liabilities, non-current	214,225	33,617	223,478
Other long-term liabilities	98,601	15,473	76,726
Total non-current liabilities	2,681,709	420,820	2,421,591
Total liabilities	3,486,230	547,066	2,933,708
Commitments and contingencies
Contingently redeemable noncontrolling interest	3,680,782	577,595	2,913,675
Equity (deficit):
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2020 and 2021, respectively)	(7)	(1)	(8)
Additional paid-in capital	1,936,552	303,887	1,840,026
Accumulated other comprehensive income (loss)	(29,496)	(4,629)	(46,429)
Accumulated deficit	(3,277,270)	(514,275)	(2,456,649)
Total Concord Medical Services Holdings Limited shareholders' deficit	(1,370,116)	(215,002)	(662,955)
Noncontrolling interests	433,055	67,956	150,110
Total deficit	(937,061)	(147,046)	(512,845)
Total liabilities, mezzanine equity and deficit	6,229,951	977,615	5,334,538
Common Class A
Equity (deficit):
Ordinary shares	68	10	68
Common Class B
Equity (deficit):
Ordinary shares	¥ 37	$ 6	¥ 37